INCOME TAXES - Schedule of Components of Tax OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ 12	$ 20	$ (8)
Other	6	4	5
Revaluation surplus
Origination and reversal of temporary differences	(317)	(1,220)	115
Relating to changes in tax rates / imposition of new tax laws	169	0	0
Total deferred income taxes	$ (130)	$ (1,196)	$ 112